Cryptocurrencies (Tables)	9 Months Ended
Apr. 30, 2026
DevvStream Corp [Member]
Cryptocurrencies (Tables) [Line Items]
Schedule of Activity in Cryptocurrency Holdings

Activity in cryptocurrency holdings during the nine months ended April 30, 2026 was as follows:

	Bitcoin	Solana	USDC	Total
Balance, August 1, 2025	$—	$—	$—	$—
Purchases	2,562,500	2,562,500	100	5,125,100
Sales	—	—	(100)	(100)
Staking income earned	—	55,932	—	55,932
Fair value loss	(866,328)	(1,576,115)	—	(2,442,443)
Balance, April 30, 2026	$1,696,172	$1,042,317	$—	$2,738,489